Consolidated statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income
Revenue	$ 24,167,888	$ 17,207,362	$ 22,852,263
Cost of sales	(19,808,495)	(13,568,140)	(18,741,277)
Gross profit	4,359,393	3,639,222	4,110,986
General and administrative expenses	(6,759,115)	(11,126,656)	(9,785,735)
Selling and marketing expenses	(478,753)	(120,984)	(93,431)
Charge for provision for expected credit losses	(594,358)	(578,341)	(273,975)
Expiration of deferred tax assets		(563,709)
Other income	2,981,959	261,624	18,834,177
Operating (loss)/profit	(490,874)	(8,488,844)	12,792,022
Finance income	190,209	74,361	59,812
Finance cost	(182,743)	(40,979)	(61,440)
Change in fair value of financial liabilities	1,794,576	(562,736)	1,210,671
Change in fair value of deferred purchase price	158,154	(1,865,274)	727,134
Change In fair value of employee share compensation schemes		(181,590)	(1,636,738)
Profit/(loss) before tax from continuing operations	1,469,322	(11,065,062)	13,091,461
Income tax (expense)/benefit	(155,066)		41,305
Profit/(loss) for the year from continuing operations	1,314,256	(11,065,062)	13,132,766
Discontinued operations
Profit/(loss) for the year from discontinued operations	(1,534)	795,369	(10,076,290)
Profit/(loss) for the year	1,312,722	(10,269,693)	3,056,476
Attributable to:
Equity holders of the Parent Company	1,312,722	(10,338,737)	3,056,476
Non-controlling interests		69,044
Profit/(loss) for the year	$ 1,312,722	$ (10,269,693)	$ 3,056,476
Profit/(loss) per share attributable to equity holders of the Parent Company
Basic (in dollars per share)	$ 0.12	$ (1.19)	$ 0.45
Diluted (in dollars per share)	0.12	(1.19)	0.28
Profit/(loss) per share attributable to equity holders of the Parent Company for continuing operations
Basic (in dollars per share)	0.12	(1.28)	1.94
Diluted (in dollars per share)	$ 0.12	$ (1.28)	$ 1.19
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ 278,592	$ (4,871,943)	$ (5,299,295)
Total comprehensive income/(loss) for the year	1,591,314	(15,141,636)	(2,242,819)
Attributable to:
Equity holders of the Parent Company	1,591,314	(15,210,680)	(2,242,819)
Non-controlling interests		69,044
Total comprehensive income/(loss) for the year	$ 1,591,314	$ (15,141,636)	$ (2,242,819)